ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	6 Months Ended	12 Months Ended
	Nov. 30, 2020	May 31, 2020
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]
Accrued accounts payable and accrued liabilities consisted of the following at November 30, 2020 and May 31, 2020:

	November 30, 2020	May 31, 2020
Trade accounts payable	$723,573	$591,060
Accrued payroll and payroll taxes	226,272	212,361
Accrued liabilities	480,920	369,462
Total	$1,430,765	$1,172,883

Accounts payable and accrued liabilities consisted of the following at May 31, 2020 and 2019:

	May 31,	May 31,
	2020	2019
Trade accounts payable	$591,060	$510,210
Accrued payroll and payroll taxes	212,361	230,119
Accrued liabilities	369,462	625,399
Deferred rent liability	-	151,399
Total	$1,172,883	$1,517,127